Note 8 - Loss Per Share (Details) - Summary of Basic and Diluted Loss per Common Share (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Summary of Basic and Diluted Loss per Common Share [Abstract]
Net loss (in Dollars)	$ (13,500,918)	$ (10,350,649)
Weighted average common shares – Outstanding	45,319,605	32,558,052
Basic and diluted loss per share (in Dollars per share)	$ (0.30)	$ (0.32)